May-14-03 02:31pm From- T-840 P.002/002 F-006

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTNYS

1-31690

NYSE

03056159

May 14, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
MAY 15 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, TRANSCANADA CORPORATION, Common Shares, without par value (including rights under Shareholder Rights Plan) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on May 14, 2003. Tentative listing date – May 15, 2003.

Sincerely,

Parvat Madho